Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Liabilities
	December 31, 2018	December 31, 2017
Accrued expenses	$7,154	$2,764
Accrued interest	8,253	6,024
Total	$15,407	$8,788